Deposits	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Deposits

Note 10 – Deposits

As of December 31, 2022, deposits primarily include payments in total of $2,657,126 made in advance to landlord, suppliers and financial institutions. As of December 31, 2021, deposits primarily include payments in total of $10,327,872 made in advance to landlord, suppliers, financial institutions and a business alliance for operational purposes.